As filed with the Securities and Exchange Commission on January 6, 2006

Securities Act File No. 333-125073

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 1

(CHECK APPROPRIATE BOX OR BOXES)

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

(973) 367-7521

(AREA CODE AND TELEPHONE NUMBER)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

Deborah A. Docs, Esq.

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(NAME AND ADDRESS OF AGENT FOR SERVICE)

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-125073) filed on June 8, 2005.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Section 2-418 of the General Corporation Law of the State of Maryland provides for indemnification of officers, directors, employees and agents of a Maryland corporation.  With respect to indemnification of the officers and directors of the Registrant, and of other employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the Registrant and be permitted by law, reference is made to Article VIII, Paragraph (a)(5) of the Registrant’s Articles of Incorporation and Article V of the Registrant’s By-laws, both incorporated by reference, which require the Registrant to indemnify its officers and directors to the fullest extent permitted by Maryland law.  Maryland law permits indemnification of officers and directors against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active or deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful.  Pursuant to Article EIGHTH, Paragraph (a)(6) of the Registrant’s Articles of Incorporation, directors and officers of the Registrant shall not be personally liable to the Registrant or its stockholders for monetary damages to the extent permitted by law (including the Maryland General Corporation Law and the Investment Company Act or 1940).  Under Maryland law, such limitation on liability will not apply to liability resulting from (a) actual receipt of an improper personal benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as otherwise noted below:

(1)           Copies of the charter of the Registrant as now in effect;

(A)          Articles of Incorporation of Registrant previously filed with the Registration Statement filed on Form N-1A on March 10, 1997.

(B)           Articles of Amendment of Registrant dated July 3, 1997 previously filed with Pre-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

(C)           Articles of Amendment of Registrant dated July 17, 1997 previously filed with Post-Effective Amendment No. 1 to Registration Statement filed on Form N-1A on October 17, 1997.

(D)          Articles Supplementary of Registrant dated December 29, 1997 previously filed with Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(E)           Articles Supplementary of Registrant dated August 14, 1998 previously filed with Post-Effective Amendment No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

(F)           Articles Supplementary of Registrant dated December 16, 1998 previously filed with Post-Effective Amendment No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

(G)           Articles Supplementary of Registrant dated September 23, 1999 previously filed with Post-Effective Amendment No. 8 to Registration Statement filed on Form N-1A on October 18, 1999.

(H)          Articles Supplementary of Registrant dated February 14, 2000 previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(I)            Articles Supplementary of Registrant dated April 28, 2000 previously filed with Post-Effective Amendment No. 12 to Registration Statement filed on Form N-1A on August 22, 2000.

(J)            Articles Supplementary of Registrant dated September 8, 2000 previously filed with Post-Effective Amendment No. 13 to Registration Statement filed on Form N-1A on December 15, 2000.

(K)          Articles of Amendment of Registrant dated September 8, 2000 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(L)           Articles Supplementary of Registrant dated February 27, 2001 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(M)         Articles of Amendment of Registrant dated February 27, 2001 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(N)          Articles of Amendment of Registrant dated September 7, 2001 previously filed with Post-Effective Amendment No. 16 to Registration Statement filed on Form N-1A on September 14, 2001.

(O)          Articles of Amendment of Registrant dated November 30, 2001 previously filed with Post-Effective Amendment No. 18 to Registration Statement filed on Form N-1A on December 10, 2001.

(P)           Articles Supplementary of Registrant dated February 26, 2002 previously filed with Post-Effective Amendment No. 20 to Registration Statement filed on Form N-1A on March 1, 2002.

(Q)          Articles of Amendment of Registrant dated April 24, 2002 previously filed with Post-Effective Amendment No. 22 to Registration Statement filed on Form N-1A on April 30, 2002.

(R)           Articles of Amendment of Registrant dated June 24, 2002 previously filed with Post-Effective Amendment No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

(S)           Articles of Amendment of Registrant dated November 12, 2002 previously filed with Post-Effective Amendment No. No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

(T)           Articles of Amendment of Registrant dated December 9, 2003 previously filed with Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A on December 29, 2003.

(U)          Articles Supplementary of Registrant, dated January 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(V)           Articles of Amendment of Registrant, dated January 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(W)         Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(X)          Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(Y)           Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(Z)           Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(AA)       Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(BB)        Articles of Amendment of Registrant, dated May 10, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(CC)        Articles Supplementary of Registrant, dated September 10, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(DD)       Certificate of Correction of Registrant dated March 31, 2005, previously filed with the Registration Statement on Form N-14 filed on April 26, 2005.

(2)           Copies of the existing by-laws or corresponding instruments of the Registrant;

(A)          By-laws for the Registrant previously filed with Post-Effective Amendment No. 29 to Registration Statement filed on Form N-1A on December 23, 2004.

(3)           Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)           Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(A)          The Plan of Reorganization, previously filed as an exhibit to this Registration Statement on April 26, 2005.

(5)           Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(A)          Articles of Incorporation of Registrant previously filed with the Registration Statement filed on Form N-1A on March 10, 1997, Articles of Amendment and Articles Supplementary of Registrant filed with Pre-Effective Amendment No. 3 and Post-Effective Amendments No. 1, 3, 5, 8, 10, 12, 13, 14, 16, 18, 20, 22, 23 and 26 to the Registration Statement on Form N-1A on July 11, 1997, October 17, 1997, June 5, 1998, December 31, 1998, October 18, 1999, March 2, 2000, August 22, 2000, December 15, 2000, March 1, 2001, September 14, 2001, December 10, 2001, March 1, 2002, April 30, 2002, December 26, 2002 and December 29, 2003, respectively, Articles of Amendment and Articles Supplementary of the Registrant filed herewith, and By-laws of the Registrant filed with Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A on December 23, 2004.

(6)           Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(A)          Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various funds of the Registrant.  Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2005.

(B)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the ASAF William Blair International Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(C)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the Strategic Partners High Yield Bond Fund.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(D)          Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and The Dreyfus Corporation for the Strategic Partners Technology Fund.   Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(E)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(F)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(G)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the ASAF Goldman Sachs Mid-Cap Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(H)          Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(I)            Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the Strategic Partners Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(J)(i)        Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(J) (ii)      Assignment of Sub-advisory Agreement to A I M Capital Management, Inc.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(K)          Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(L)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management LLC for the ASAF Marsico Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(M)         Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the ASAF Goldman Sachs Concentrated Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(N)          Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Core Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(O)          Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Managed Index 500 Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(P)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the ASAF Alliance Growth and Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(Q)          Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the ASAF MFS Growth with Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(R)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund.

Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(S)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the ASAF American Century Strategic Balanced Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(T)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the ASAF PIMCO Total Return Bond Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(U)          Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Wells Capital Management Company, Inc. for the ASAF Money Market Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(V)           Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the Strategic Partners Small Cap Growth Opportunity Fund. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2005.

(7)           Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(A)          Form of Amended and Restated Underwriting and Distribution Agreement between Registrant and American Skandia Marketing, Incorporated was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

(B)           Form of Sales Agreement between Registrant and American Skandia Marketing, Incorporated was previously filed with Pre-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

(8)           Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

(A)          Form of Deferred Compensation Plan was previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(B)           Form of Amendment to Deferred Compensation Plan was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

(9)           Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)          Form of Custody Agreement between Registrant and PFPC Trust Company previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(10)         Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan;

(A)          Form of Distribution and Service Plan for Class A Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(B)           Form of Distribution and Service Plan for Class B Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(C)           Form of Distribution and Service Plan for Class C Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)          Form of Distribution and Service Plan for Class X Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(E)           Form of Distribution and Service Plan for New Class X Shares was previously filed with Post-Effective Amendment No. 24 to Registration Statement filed on Form N-1A on February 28, 2003.

(F)           Form of Distribution and Service Plan for Class L Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(G)           Form of Distribution and Service Plan for Class M Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(H)          Form of Rule 12b-1 Fee Waiver for Class A shares.  Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2005.

(I)            Form of Rule 18f-3 Plan.  Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2005.

(11)         An opinion and consent of DLA Piper Rudnick Gray Cary US LLP as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable, previously filed as Exhibit (11) with this Registration Statement filed on Form N-14 on April 26, 2005.

(12)         An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(A)          Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders, is attached as Exhibit 12.

(13)         Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)          Form of Administration Agreement between Registrant and PFPC Inc. was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-1A on June 4, 1997.

(B)           Form of Transfer Agency and Service Agreement between Registrant and American Skandia Fund Services, Inc. was previously filed with Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A on October 11, 2001.

(C)           Form of Sub-transfer Agency and Service Agreement between American Skandia Fund Services, Inc. and Boston Financial Data Services, Inc. was previously filed with Post-Effective Amendment No. 18 to the Registration Statement filed on Form N-1A on December 10, 2001.

(D)          Form of Administration Agreement between Registrant and American Skandia Investment Services, Incorporated was previously filed with Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on August 22, 2000.

(14)         Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(A)          Consent of KPMG LLP, independent registered public accounting firm was previously filed with the Registration Statement filed on Form N-14 on April 26, 2005.

(15)         All financial statements omitted pursuant to Items 14(a)(1);

Not Applicable

(16)         Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(A)          Powers of Attorney dated March 2, 2005 was previously filed with the Registration Statement filed on Form N-14 on April 26, 2005.

(B)           Power of Attorney dated March 2, 2005 was previously filed with the Registration Statement filed on Form N-14 on April 26, 2005.

(17)         Any additional exhibits which the registrant may wish to file.

(A)          Form of voting instruction card was previously filed with the Registration Statement filed on Form N-14 on April 26, 2005.

(B)           Form of proxy solicitation material being sent to shareholders was previously filed with the Registration Statement filed on Form N-14 on April 26, 2005.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 6th day of January, 2006.

Strategic Partners Mutual Funds, Inc.
(Registrant)

By:	/s/Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Judy A. Rice*	Director and President (Principal
Judy A. Rice	Executive Officer)

/s/Grace Torres*	Treasurer (Principal
Grace Torres	Financial and Accounting
Officer)

/s/ Linda W. Bynoe*	Director
Linda W. Bynoe

/s/David E.A. Carson*	Director
David E.A. Carson

/s/Robert E. La Blanc*	Director
Robert E. La Blanc

/s/Douglas H. McCorkindale*	Director
Douglas H. McCorkindale

/s/Richard A. Redeker*	Director
Richard A. Redeker

/s/Robin B. Smith*	Director
Robin B. Smith

/s/Stephen G. Stoneburn*	Director
Stephen G. Stoneburn

/s/Clay T. Whitehead*	Director
Clay T. Whitehead

/s/Robert F. Gunia*	Director
Robert F. Gunia

*By:	/s/Claudia DiGiacomo	January 6, 2006
Claudia DiGiacomo

EXHIBIT INDEX

Description

12 - Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.